Investment in Green Technology Metals - Additional Information (Details) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended
	Apr. 28, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of interest in other entities [line items]
Investment in Green Technology Metals		$ 829		$ 829		$ 2,580
Gains losses recognized in profit or loss fair value measurement assets		$ 146		$ (1,751)
Green technology metals [member]
Disclosure of interest in other entities [line items]
Payment to acquire investments other than equity investments	$ 10,000
Investment owned number of shares		13,301		13,301
Percentage of equity interests acquired				3.00%
Investment in Green Technology Metals		$ 829		$ 829		$ 2,580
Gains losses recognized in profit or loss fair value measurement assets			$ (2,724)		$ (3,861)